COMMITMENTS AND CONTINGENCIES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration and shareholders rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) and forward purchase shares and forward purchase warrants (and underlying Class A ordinary shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. However, one of the underwriters, Goldman Sachs (Asia) L.L.C., has agreed to waive its rights to the deferred underwriting in connection with its decision not to provide further services as a financial advisor, placement agent, capital markets advisor or in any other capacity in connection with closing of the Business Combination.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “FPA”) with the Sponsor which provides for the purchase by the Sponsor or its permitted transferee (the “forward purchaser”) of an aggregate of 5,000,000 Class A ordinary shares, plus an aggregate of 2,500,000 redeemable warrants (the “forward purchase warrants”) to purchase one Class A ordinary share at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 per Class A ordinary share, in a private placement to close prior to or concurrently with the closing of a Business Combination. Pursuant to the forward purchase agreement, the forward purchaser was also granted an option to subscribe, in the forward purchaser’s sole discretion, for an additional 5,000,000 Class A ordinary shares plus an additional 2,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an additional purchase price of $50,000,000, or $10.00 per Class A ordinary share, in one or multiple private placements to close prior to or concurrently with the closing of a Business Combination (the “Optional FPA”). The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase warrants will have the same terms as the Public Warrants.
On May 9, 2022, concurrently with the execution of the Merger Agreement, the Company entered into an amended and restated forward purchase agreement (the “A&R FPA” or “Forward Purchase Agreement”) with the Sponsor. The A&R FPA replaces the FPA that was entered into in connection with the closing of the Initial Public Offering. The A&R FPA provides for the purchase by the forward purchaser of an aggregate of 5,000,000 Class A ordinary shares, plus an aggregate of 2,500,000 forward purchase warrants to purchase one share of New Grindr Common Stock at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 per Class A ordinary share, in a private placement to close prior to or concurrently with the closing of a Business Combination (the “Committed FPA”). In addition, to the extent that the Non-FPS Amount (as defined in the A&R FPA) is less than $50,000,000 immediately prior to the closing of a Business Combination but following the Domestication, the forward purchaser has agreed pursuant to the A&R FPA to purchase (a) a number of shares of Class A ordinary shares (the “backstop shares”) equal to (A) (x) $50,000,000 minus (y) the Non-FPS Amount, divided by (B) $10.00, rounded down to the nearest whole number and (b) a number of redeemable warrants (the “backstop warrants”) equal to (I) the number of backstop shares in clause (a) multiplied by (II) 0.5, rounded down to the nearest whole number. In addition to the foregoing, the forward purchaser may, at its discretion (regardless of the Non-FPS Amount), subscribe for up to 5,000,000 backstop shares plus up to 2,500,000 backstop warrants at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 for each backstop share and one-half of one backstop warrant (the “Optional FPA”).
The proceeds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital. This purchase will be required to be made regardless of whether any Class A ordinary shares are redeemed by the Public Shareholders and are intended to provide the Company with a minimum funding level for a Business Combination.
Advisory Agreement
On May 9, 2022 the Company has entered into an agreement with an advisor to provide strategic advice and assistance related to the potential Business Combination with Grindr Group LLC. Raine will provide strategic advice and assistance to the Company in respect of the Transaction involving the Target and will perform such services for the Company as are customary and appropriate in transactions of this type as may from time to time be agreed upon by the advisor and the Company (including advice on the structure, negotiation strategy, valuation analyses, investor marketing, financial terms and other financial matters) that the Company reasonably requests. In the event of a successful Business Combination, Raine will be entitled to a $5,000,000 success fee and in the event that the Company’s public shareholders redeem 50% or less of the Company’s Class A common stock held by non-affiliates of the Company, the Company shall pay or cause to be paid to the advisor an incentive fee equal to $2,000,000. Any Incentive Fee payable in connection with the Transaction will be paid to the advisor in cash by wire transfer of immediately available funds immediately prior to or concurrently with the consummation of the Transaction. In the event that the Company’s public shareholders do not redeem 50% or less of the Company’s Class A common stock held by non-affiliates of the Company, the Company, in its sole discretion, may pay to the advisor the Incentive Fee taking into account the amount of work performed by the advisor in connection with Raine’s engagement hereunder and the incremental value provided by the advisor to the Company in connection with the Transaction as determined by the Company.
Transaction Support Agreement
On May 9, 2022, concurrently with the execution of the Merger Agreement, Grindr, Tiga, Merger Sub, the Sponsor and the directors of Tiga entered into the Transaction Support Agreement. Pursuant to the terms of the Transaction Support Agreement, the Sponsor and the directors of Tiga agreed to, among other things, vote or cause its shares to vote in favor of the Business Combination Proposal (as defined in the Merger Agreement) and the other proposals included in the accompanying proxy statement/prospectus.
Unitholder Support Agreement
In connection with the execution of the Merger Agreement, Tiga entered into a support agreement (the “Unitholder Support Agreement”) with Grindr and certain unitholders of Grindr (the “Requisite Unitholders”). Pursuant to the Unitholder Support Agreement, the Requisite Unitholders agreed to, among other things, vote to adopt and approve the Merger Agreement, the Merger and any other matters necessary or reasonably requested by Tiga for the consummation of the Merger, in each case, subject to the terms and conditions of the Unitholder Support Agreement.
A&R Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Grindr, the Sponsor, the independent directors of Tiga and certain securityholders of Grindr will enter into the Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”), pursuant to which New Grindr will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Grindr Common Stock and other equity securities of New Grindr that are held by the parties thereto from time to time.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholders rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) and forward purchase shares and forward purchase warrants (and underlying Class A ordinary shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “FPA”) with the Sponsor which provides for the purchase by the Sponsor or its permitted transferee (the “forward purchaser”) of an aggregate of 5,000,000 Class A ordinary shares, plus an aggregate of 2,500,000 redeemable warrants (the “forward purchase warrants”) to purchase one Class A ordinary share at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 per Class A ordinary share, in a private placement to close prior to or concurrently with the closing of a Business Combination (the “Committed FPA”). Pursuant to the forward purchase agreement, the forward purchaser was also granted an option to subscribe, in the forward purchaser’s sole discretion, for an additional 5,000,000 Class A ordinary shares plus an additional 2,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an additional purchase price of $50,000,000, or $10.00 per Class A ordinary share, in one or multiple private placements to close prior to or concurrently with the closing of a Business Combination (the “Optional FPA”). The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase warrants will have the same terms as the Public Warrants.
The proceeds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital. This purchase will be required to be made regardless of whether any Class A ordinary shares are redeemed by the Public Shareholders and are intended to provide the Company with a minimum funding level for a Business Combination.